RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Loan Balances with Related Parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Balance	$ 1,560,394	$ 3,870,748
Related Party Loan 1 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 1,560,394	3,839,459
Currency	USD
Borrowings, maturity	Unsecured, due on demand
Related Party Loan 1 [Member] | Bottom of range [Member]
Disclosure of transactions between related parties [line items]
Interest rate	12.00%
Related Party Loan 1 [Member] | Top of range [Member]
Disclosure of transactions between related parties [line items]
Interest rate	18.00%
Related Party Loan 2 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 0	18,546
Currency	Colombian Pesos
Interest rate	0.00%
Borrowings, maturity	Unsecured, due on demand
Related Party Loan 3 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 0	$ 12,743
Currency	Argentine Pesos
Interest rate	18.00%
Borrowings, maturity	Unsecured, due on demand